ACCRUED EXPENSES AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses and other [Abstract]
Employee compensation and benefits	$ 283.0	$ 183.9
Self-insurance reserves	80.6	54.2
Accrued taxes payable	83.8	32.0
Royalty and license fees payable	7.2	8.2
Restructuring reserves	58.6	7.8
Acquisition related reserves	12.1	7.0
Interest payable	63.8	19.7
Other	44.0	28.6
Total accrued expenses and other	$ 633.1	$ 341.4